Investment Strategy - ProShares CoinDesk 20 Crypto ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index. The Fund does not directly invest in crypto assets. Investors seeking a direct investment in crypto assets should consider an investment other than the Fund.The Index is designed to measure the performance of the 20 largest and most liquid eligible crypto assets and is intended as a benchmark for the broader crypto asset class. The crypto assets included in the Index are weighted based on market capitalization, subject to a 30% limit on the largest constituent and a 20% limit on all others at each weight assignment. The Index’s composition and the assigned weights are reevaluated quarterly in January, April, July, and October, which is more frequent than many indexes, in order to keep pace with changes in the crypto asset class. Constituent weights fluctuate between weight assignments and may exceed the weight limits. The Index does not include stablecoins, memecoins, wrapped tokens, privacy tokens, tokenized traditional assets like stocks and bonds, and certain other types of digital assets, as determined by CoinDesk Indices (the “the Index Provider”). The Index is constructed and maintained by the Index Provider. More information about the Index can be found using the Bloomberg ticker symbol “CD20X.”A crypto asset is generally considered to be a digital representation of something of value, for which ownership is verified and recorded on a distributed ledger. Some crypto assets may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. Many crypto assets are designed to be transferred on a peer-to-peer basis using a distributed ledger without the need for a central authority. Transfers of those crypto assets are generally built on a foundation of encryption and cryptography and are validated using a consensus mechanism. Other crypto assets use similar technology for other business purposes. These assets are very new and their definition and usage continues to evolve.Under normal circumstances, the Fund will invest at least 80% of its total assets in instruments that provide exposure to the Index and/or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap on the Index or swap on the spot price of each Index constituent) in order to gain exposure to the Index. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.●Reverse Repurchase Agreements – The Fund seeks to engage in reverse repurchase agreements, a form of borrowing or leverage, and uses the proceeds to help achieve the Fund’s investment objective.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the components of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the components of the Index or to instruments not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each component of the Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more components of the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to invest no more than 25% of the Fund’s total assets in the subsidiary at each quarter end of the Fund’s tax year. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Strategy Portfolio Concentration [Text]	As of September 30, 2025, the Index was concentrated in bitcoin and focused in ether and XRP.